Federated Hermes Global Allocation Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—65.8%
		Communication Services—3.7%
1	[1]	Advantage Solutions, Inc.	$ 8
886	[1]	Alphabet, Inc., Class A	2,393,210
822	[1]	Alphabet, Inc., Class C	2,217,608
46,098		America Movil S.A.B. de C.V.	41,909
172		ATN International, Inc.	5,733
432	[1]	Baidu, Inc., ADR	65,854
294	[1]	Bilibili, Inc., ADR	9,293
7,500		Capcom Co. Ltd.	181,719
440	[1]	CarGurus, Inc.	21,318
827		Cheil Communications, Inc.	15,492
1	[1]	Consolidated Communications Holdings, Inc.	7
7,600		Cyber Agent Ltd.	98,149
2,881		Fox Corp.	110,227
1	[1]	Gannett Co., Inc.	5
1		Gray Television, Inc.	23
16,666		Grupo Televisa S.A.	35,650
1,667		Hellenic Telecommunication Organization SA	33,207
133		IDT Corp.	4,796
925		Info Edge India Ltd.	55,071
1		Interpublic Group of Cos., Inc.	37
14,427	[1]	iQIYI, Inc., ADR	59,728
203	[1]	Iridium Communications, Inc.	8,037
709		Kakao Corp.	56,206
6,100	[1]	Kuaishou Technology	70,703
5,431		LG Uplus Corp.	59,437
1	[1]	Liberty Media Corp.	61
1	[1]	Liberty Media Group	56
1	[1]	Live Nation Entertainment, Inc.	121
36	[1]	Loyalty Ventures, Inc.	864
125,047		Lumen Technologies, Inc.	1,295,487
5,692	[1]	Meta Platforms, Inc.	1,201,183
16,421	[1]	Mobile Telecommunications Co. Saudi Arabia	58,808
567	[1]	MTN Group Ltd.	7,181
7,078		NetEase, Inc.	136,268
12,840		New York Times Co., Class A	564,832
11,300		Nexon Co., Ltd. Tokyo	245,257
143		NHN Corp.	38,246
1,883		Nintendo Co. Ltd.	951,965
2,832	[1]	Outbrain, Inc.	36,929
1,894	[1]	Pinterest, Inc.	50,665
199	[1]	Playtika Holding Corp.	4,099
23,740		Proximus	472,672
5,196		Publicis Groupe	343,100
12,996		Quebecor, Inc., Class B	284,220

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
237	[1]	Roku, Inc.	$ 33,069
15		Saudi Telecom Co.	457
9,664		Scout24 Holding GmbH	564,426
1,230		SK Telecom Co. Ltd.	55,919
601	[1]	Skillz, Inc.	1,869
7,449		Square Enix Holdings Co. Ltd.	359,967
2	[1]	Stagwell, Inc.	15
2,183		Tegna, Inc.	50,034
292,537		Telefonica Deutschland Holding AG	801,935
8,186		Telenor ASA	121,105
14,696		Tencent Holdings Ltd.	798,714
530	[1]	Thryv Holdings, Inc.	16,112
24,109		TIM S.A./Brazil	63,789
1	[1]	TripAdvisor, Inc.	25
495	[1]	U.S. Cellular Corp.	13,617
273	[1]	Vimeo Holdings, Inc.	3,546
7,518		Vodacom Group Ltd.	72,345
1		Wiley (John) & Sons, Inc., Class A	50
43,104		WPP PLC	606,190
		TOTAL	14,798,625
		Consumer Discretionary—6.0%
464	[1]	Abercrombie & Fitch Co., Class A	17,669
352	[1]	Academy Sports and Outdoors, Inc.	11,394
45		Adidas AG	10,696
196	[1]	Adtalem Global Education, Inc.	4,073
330	[1]	aka Brands Holding Corp.	2,485
35,508	[1]	Alibaba Group Holding Ltd.	468,910
1,235	[1]	Amazon.com, Inc.	3,793,006
2	[1]	American Axle & Manufacturing Holdings, Inc.	19
16,485		Aramark	609,286
1	[1]	Asbury Automotive Group, Inc.	194
1,975		Balkrishna Industries Ltd.	47,690
2		Block (H&R), Inc.	50
271		Boyd Gaming Corp.	19,225
3,570		BYD Co. Ltd.	109,559
1,600		BYD Co. Ltd.	63,548
660	[1]	Caesars Entertainment Corp.	55,565
129		Caleres, Inc.	2,678
3,002		Canadian Tire Corp. Ltd.	442,591
666		Carriage Services, Inc.	32,774
2	[1]	Chicos Fas, Inc.	9
10,068		China Meidong Auto Holdings Ltd.	47,224
16,874		Chongqing Changan Automobile Co. Ltd.	34,938
183,000		Chow Tai Fook Jewellery Group Ltd.	380,304
126		Churchill Downs, Inc.	30,350
4,886		Cie Financiere Richemont SA	655,723
529		CJ Home Shopping	57,818
354	[1]	CROCs, Inc.	29,640
261	[1]	Designer Brands, Inc., Class A	3,406

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
55		Dillards, Inc., Class A	$ 13,789
64,000		Dongfeng Motor Group Co. Ltd.	54,956
224	[1]	DoorDash, Inc.	23,509
10	[1]	Dorman Products, Inc.	934
978	[1]	DraftKings, Inc.	23,159
1,400	[1]	Everi Holdings, Inc.	32,760
2,777		Evolution AB	315,919
46,125		Ford Motor Co.	809,955
443		Ford Otomotiv Sanayi A.S.	8,620
203	[1]	Fox Factory Holding Corp.	23,958
2	[1]	Frontdoor, Inc.	60
110	[1]	Golden Entertainment, Inc.	6,262
821,777	[1]	Gome Electrical Appliances Holdings Ltd.	60,995
1	[1]	GoPro, Inc.	9
3,428		Great Wall Motor Company Limited	7,105
491		Greek Organization of Football Prognostics	7,103
471	[1]	Green Brick Partners, Inc.	10,922
151		Group 1 Automotive, Inc.	27,471
12,300		Haier Smart Home Co. Ltd.	49,918
18,800		Haier Smart Home Co. Ltd.	65,561
1,816		Hankook Tire Co. Ltd.	53,252
188		Hermes International	257,106
400	[1]	Houghton Mifflin Harcourt Co.	8,380
96		Hyundai Motor Co.	13,999
1,499		International Game Technology PLC	45,899
6,181	[1]	JD.com, Inc.	222,523
45		Jubilant Foodworks Ltd.	1,750
546		KB HOME	21,081
1,571		Kia Corp.	96,570
5,117		Koito Manufacturing Co. Ltd.	264,529
11,329		La Francaise des Jeux SAEM	467,120
1		LCI Industries	125
195	[1]	Leslie’s, Inc.	4,155
146		LG Electronics, Inc.	15,036
7,500		Li Ning Co. Ltd.	74,333
45		Lithia Motors, Inc., Class A	15,337
182		Lowe’s Cos., Inc.	40,233
2,430		LVMH Moet Hennessy Louis Vuitton SA	1,762,567
10	[1]	M/I Homes, Inc.	493
1,299		Macy’s, Inc.	33,670
355	[1]	MarineMax, Inc.	16,245
1,865	[1]	Marriott International, Inc., Class A	317,311
139		Marriott Vacations Worldwide Corp.	22,333
11,200		McDonald’s Holdings Co. (Japan), Ltd.	481,273
9,155	[1]	Meituan	200,755
13,476	[1]	Melco Resorts & Entertainment, ADR	135,030
366	[1]	Meritage Corp.	36,080
18,120		MGM Resorts International	802,535
1		Michelin, Class B	138

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
251	[1]	Mister Car Wash, Inc.	$ 4,021
1,000		Momo.com, Inc.	35,827
288		Naspers Ltd., Class N	36,664
8,496		Next PLC	775,681
2,161	[1]	NIO, Inc., ADR	49,357
1,945	[1,2]	Ozon Holdings PLC, ADR	7,570
110		Page Industries Ltd.	61,581
35,800		Pan Pacific International Holdings Corp.	585,163
36,300		Panasonic Corp.	377,065
232		Patrick Industries, Inc.	16,551
543	[1]	Penn National Gaming, Inc.	27,883
78	[1]	Pet Acquisition LLC	1,367
317	[1]	Pinduoduo, Inc., ADR	16,440
7,134	[1]	Prosus NV	442,236
149,400		PT Astra International Tbk	60,370
81,600		PTT Oil & Retail Business PCL	64,470
18		Puma AG Rudolf Dassler Sport	1,655
790	[1]	QuantumScape Corp.	12,751
402		Red Rock Resorts, Inc.	20,213
27	[1]	RH	10,850
1,200		Rinnai Corp.	98,870
460	[1]	Rivian Automotive, Inc.	31,078
1,400		Ryohin Keikaku Co. Ltd.	20,643
18,200		SAIC Motor Corp. Ltd.	52,542
180	[1]	SeaWorld Entertainment, Inc.	12,490
14,200		Sekisui Chemical Co.	233,149
17,200		Sekisui House Ltd.	351,918
387		Shimano, Inc.	90,471
324		Signet Jewelers Ltd.	22,842
1,186		Smith & Wesson Brands, Inc.	20,909
521		Standard Motor Products, Inc.	22,773
23,120		Stanley Electric Co. Ltd.	550,936
3,544		Suzuki Motor Corp.	141,542
1,484		Target Corp.	296,459
58,300		TCL Corp.	51,566
2,687	[1]	Tesla, Inc.	2,338,845
383		The Aaron’s Company, Inc.	8,039
34,549		The Wendy’s Co.	785,644
54,600		Toyota Motor Corp.	993,200
2,762		Trent Ltd.	41,004
100	[1]	Tri Pointe Homes, Inc.	2,237
871		Tupperware Brands Corp.	15,878
15,928		Vibra Energia SA	72,656
111	[1]	Victoria’s Secret & Co.	5,953
148	[1]	Vista Outdoor, Inc.	5,395
1	[1]	Vivint Smart Home, Inc.	7
140		Winnebago Industries, Inc.	8,970
8,774		Woolworths Holdings Ltd.	28,791
5,143		Wyndham Hotels & Resorts, Inc.	444,407

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
7	[1,3]	XPEL, Inc.	$ 508
34,271		Yadae Group Holdings Ltd.	50,529
2,800		Yamaha Motor Co.	63,000
28		Yum China Holding, Inc.	1,457
8,775		Zhongsheng Group Holdings	61,155
48,953	[1]	Zomato Ltd.	52,474
		TOTAL	23,469,699
		Consumer Staples—6.9%
2,040		Abdullah Al Othaim Markets Co.	60,628
53,383		Albertsons Cos., Inc.	1,556,114
27,423		Altria Group, Inc.	1,406,526
32,908		Ambev SA	96,594
27,204		Archer-Daniels-Midland Co.	2,134,154
497	[1]	Avenue Supermarts Ltd.	28,662
353	[1]	Beauty Health Co./The	6,841
16,202		Becle SA de CV	40,550
64		BGF Retail Co. Ltd./New	9,030
10,936		BIM Birlesik Magazalar AS	57,682
385	[1]	BJ’s Wholesale Club Holdings, Inc.	24,205
2,700		Budweiser Brewing Co. APAC Ltd.	8,365
36,900		Charoen Pokphand Foods Public Co. Ltd.	14,899
17,641		China Mengniu Dairy Co. Ltd.	114,412
51		Chocoladefabriken Lindt & Sprungli AG	537,913
521		Clicks Group, Ltd.	10,139
30		Coca-Cola Bottling Co.	14,908
2		Coca-Cola Femsa S.A.B. de C.V.	11
1,788		Colgate-Palmolive (India) Ltd.	34,151
2,310		Colgate-Palmolive Co.	177,754
5,645		Costco Wholesale Corp.	2,931,166
919	[1]	Darling Ingredients, Inc.	66,609
34,100		Diageo PLC	1,692,185
665		Estee Lauder Cos., Inc., Class A	197,059
65,715		Flowers Foods, Inc.	1,801,248
229	[1]	Freshpet, Inc.	21,808
2,441		George Weston Ltd.	264,687
2		Gruma S.A., Class B	27
21,798		Grupo Bimbo S.A.B. de CV, Class A	67,477
4,600		Guangdong Haid Group Co. Ltd	48,224
463	[1]	Herbalife Ltd.	16,474
614		Hindustan Lever Ltd.	17,730
40,186		Imperial Brands PLC	883,187
10,739		JBS S.A.	74,722
16,162		Kesko	477,124
67		Kimberly-Clark Corp.	8,720
11,370		Kimberly-Clark de Mexico	15,894
6,515		Kobayashi Pharmaceutical Co. Ltd.	562,543
2,166		Kobe Bussan Co. Ltd.	72,167
1,064		Korea Tobacco & Ginseng Corp.	70,632
2,658		Loblaw Cos. Ltd.	207,334

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
2,918		L’Oreal SA	$ 1,160,163
304		Nestle India Ltd.	70,955
11,100		Nestle S.A.	1,449,185
632	[1]	Olaplex Holdings, Inc.	10,605
64,069	[1]	Pilgrim’s Pride Corp.	1,510,747
7,800		Pola Orbis Holdings, Inc.	122,330
17,129		Procter & Gamble Co.	2,670,240
135,646		PT Indofood Sukses Makmur	58,546
15,522	[1]	Raia Drogasil S.A.	69,980
60,824		Reynolds Consumer Products, Inc.	1,810,730
79		Sanderson Farms, Inc.	14,109
110		Sanfilippo (John B. & Sons), Inc.	8,747
6,634		Savola Group Co.	59,960
5,395		Shoprite Holdings Ltd.	80,289
1	[1]	Sovos Brands, Inc.	12
94,500		Thai Union Frozen Products Public Co. Ltd.	59,004
299		The Anderson’s, Inc.	13,634
5,133	[1]	The Honest Company, Inc.	29,669
31,166		Tingyi (Cayman Isln) Hldg Co.	68,919
7,200		Tongwei Co. Ltd.	49,247
11,493		Toyo Suisan Kaisha Ltd.	484,895
43,000		Uni-President China Holdings Ltd.	44,509
312	[1]	United Natural Foods, Inc.	12,552
2,871		Vector Group Ltd.	32,184
7,213		Walgreens Boots Alliance, Inc.	332,447
2,119		Wal-Mart de Mexico SAB de C.V.	8,070
68,000		Want Want China Holdings Ltd.	72,289
966,802		WH Group Ltd.	674,761
7,400		Yakult Honsha Co. Ltd.	401,548
		TOTAL	27,210,881
		Energy—4.3%
1		Archrock, Inc.	8
1		Berry Petroleum Co.	10
187,999		BP PLC	916,657
8,533		Canadian Natural Resources Ltd.	476,704
1	[1]	Centennial Resource Development, Inc.	9
1,115		Championx Corp.	23,872
16,587		Chevron Corp.	2,388,528
729		Civitas Resources, Inc.	36,793
1		Continental Resources, Inc.	55
49	[1]	Crescent Energy, Inc.	742
830		DT Midstream, Inc.	44,073
28,700		ENEOS Holdings, Inc.	113,365
1		Equitrans Midstream Corp.	6
377	[1]	Expro Group Holdings NV	6,066
5,704		Exxaro Resources Ltd.	73,415
52,175		Exxon Mobil Corp.	4,091,564
1,057		GS Holdings Corp.	35,358
2		Hindustan Petroleum Corp. Ltd.	7

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
29,881		Imperial Oil Ltd.	$ 1,341,168
2	[1]	Indian Oil Corp. Ltd.	3
673		Magnolia Oil & Gas Corp.	15,042
70,975		Marathon Oil Corp.	1,601,196
2,215		Marathon Petroleum Corp.	172,482
12		Matador Resources Co.	595
18	[1]	Nabors Industries Ltd.	2,260
217		New Fortress Energy, Inc.	5,987
1	[1]	Nextier Oilfield Solutions, Inc.	8
16		Oasis Petroleum, Inc.	2,120
2,611	[1]	Oceaneering International, Inc.	38,225
4		Oil & Natural Gas Corp. Ltd.	9
755		OMV AG	35,946
14,537		ONEOK, Inc.	949,266
1,017		Ovintiv, Inc.	46,629
198		Parkland Fuel Corp.	5,182
510	[1]	Peabody Energy Corp.	8,843
85,177		PetroChina Co. Ltd.	45,381
35,400		PetroChina Co. Ltd.	32,586
18,956	[1]	Petroleo Brasileiro SA	134,918
9,417		Phillips 66	793,288
1,338		Polski Koncern Naftowy Orlen SA	22,658
389,200		PT Adaro Energy	67,007
2	[1]	Rabigh Refining and Petrochemical Co.	13
6,600		Reliance Industries Ltd.	206,335
148		RPC, Inc.	1,298
11,811		Saudi Arabian Oil Co. (Aramco)	130,894
12,000		Shaanxi Coal Industry Co. Ltd.	27,096
10,742		Shell PLC	284,963
726		SM Energy Co.	25,780
10,439		Targa Resources, Inc.	682,397
12,123	[1,2]	Tatneft	18,229
49		Texas Pacific Land Corp.	58,248
10,375		TotalEnergies SE	526,312
14,973		Valero Energy Corp.	1,250,395
549		Whiting Petroleum Corp.	40,544
531		World Fuel Services Corp.	15,049
18,606		Yankuang Energy Group Co., Ltd., Class H	45,502
		TOTAL	16,841,086
		Financials—11.5%
6,961		ABSA Group Ltd.	79,982
2,185		Al Rajhi Bank	93,569
9,596		Alinma Bank	90,952
8,743		Allstate Corp.	1,069,793
5,792		American International Group, Inc.	354,702
839		Ameris Bancorp	41,531
60,514		Assicurazioni Generali SpA	1,192,215
13,084		Australia & New Zealand Banking Group, Melbourne	249,502
97,196		Aviva PLC	541,677

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
29,438		AXA SA	$ 790,848
1,364		Axis Bank Ltd.	13,431
13,700		B3 SA - Brasil Bolsa Balcao	38,584
214		Bajaj Finance Ltd.	19,997
19,256	[1]	Banco Bradesco SA	63,316
418,965		Banco de Chile	44,444
26,020		Banco de Oro	66,029
9,938		Banco Santander Brasil SA	58,377
1,283,292		Banco Santander Chile SA	62,944
1,285	[1]	Bancorp, Inc., DE	37,651
93,200		Bangkok Commercial Asset Management PLC	62,689
7,154		Bank Hapoalim BM	75,792
23		Bank Leumi Le-Israel	249
63,004		Bank of America Corp.	2,784,777
110,388		Bank of China Ltd.	42,923
102,456		Bank of Communications Ltd.	70,277
77,700		Bank of Communications Ltd.	58,881
5,600		Bank of Nanjing Co. Ltd.	8,666
18,719		Bank of New York Mellon Corp.	994,915
2,343		Bank of Nova Scotia, Toronto	169,787
21,610		Bank of The Philippine Islands	42,318
2,156		Bank Pekao SA	58,780
734		Bank Zachodni WBK S.A.	55,024
91,470		Barclays PLC	221,069
14,447		BB Seguridade Participacoes SA	64,415
6,282	[1]	Berkshire Hathaway, Inc., Class B	2,019,349
2,286		Blackstone, Inc.	291,396
3,413		BNP Paribas SA	197,743
1	[1]	Bright Health Group, Inc.	3
1,535		Bupa Arabia For Cooperative Insurance Co.	66,406
646		Byline Bancorp, Inc.	17,616
12,560		Capital One Financial Corp.	1,925,071
428		Capitec Bank Holdings Ltd.	57,689
1		Cathay Bancorp, Inc.	47
49,153		Cathay Financial Holding Co. Ltd.	109,531
123,200		Chiba Bank Ltd.	786,759
331,501		China Construction Bank Corp.	248,513
130,904		China Development Financial Holding Corp.	89,453
17,045		China Merchants Bank Co. Ltd.	143,839
7,200		China Merchants Bank Co. Ltd.	56,847
112,422		Chinatrust Financial Holding Co. Ltd.	109,808
61,500		CIMB Group Holdings Berhad	83,735
26,500		CITIC Securities Co. Ltd.	64,113
24,925		Citizens Financial Group, Inc.	1,306,568
56,519		Commerzbank AG, Frankfurt	477,326
1,177		ConnectOne Bancorp, Inc.	38,841
480	[1]	Customers Bancorp, Inc.	29,544
226		Danske Bank A/S	3,840
18,773		DBS Group Holdings Ltd.	471,176

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
56,765		Deutsche Bank AG	$ 717,276
4,543		Discover Financial Services	560,788
9,403		East West Bancorp, Inc.	823,327
365	[1]	Enact Holdings, Inc.	7,592
3,831		EQT AB	129,027
1,760		Erste Group Bank AG	62,946
971		Essent Group Ltd.	42,899
2,553		Fairfax Financial Holdings Ltd.	1,237,626
14,887		FinecoBank Banca Fineco SPA	248,304
5,887		First American Financial Corp.	394,664
2,803		First BanCorp	39,578
1		First Merchants Corp.	44
27,919		FirstRand Ltd.	120,114
44,700		Fubon Financial Holdings Co., Ltd	119,985
314	[1]	Genworth Financial, Inc., Class A	1,275
12,500		GF Securities Co. Ltd.	37,144
20,203		Gjensidige Forsikring ASA	499,723
436		Goldman Sachs Group, Inc.	148,802
38,909		Great-West Lifeco, Inc.	1,170,493
2,310		Hana Financial Holdings	93,644
827		Hancock Whitney Corp.	46,047
6,145		Hannover Rueckversicherung SE	1,135,251
1		Home Point Capital, Inc.	3
71		HomeStreet, Inc.	3,654
26,819		Hong Kong Exchanges & Clearing Ltd.	1,292,166
12,900		Hong Leong Credit Berhad	59,521
44		Houlihan Lokey, Inc.	4,526
3,360		Housing Development Finance Corp. Ltd.	105,826
104,987		HSBC Holdings PLC	717,020
19,978		ICICI Bank Ltd.	196,736
63,813		Industrial & Commercial Bank of China	38,158
19,500		Industrial Bank Co. Ltd.	68,242
98,907		ING Groep N.V.	1,155,172
1		International Bancshares Corp.	43
217,531		Intesa Sanpaolo SpA	557,659
563		Janus Henderson Group PLC	18,900
6,762		JPMorgan Chase & Co.	958,852
305		KB Financial Group, Inc.	15,306
1,722		KBC Groupe	124,294
59		Kinsale Capital Group, Inc.	12,376
957		Komercni Banka A.S.	37,732
24,900		Malayan Banking BHD	51,957
126,679		Medibank Private Ltd.	293,911
30		Merchants Bancorp, Inc.	869
16,359		Mercury General Corp.	899,745
49,940		Metro Bank and Trust Co.	55,670
1		MetroCity Bankshares, Inc.	24
3,368		MFA Financial, Inc.	13,674
2		MGIC Investment Corp.	30

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1,415	[1]	Mizrahi Tefahot Bank Ltd.	$ 55,306
163		Moelis & Co.	7,858
448	[1]	Mr. Cooper Group, Inc.	22,772
415		National Bank Holdings Corp.	18,418
1,951		Navient Corp.	34,357
2,624		Nedbank Group Ltd.	37,259
7,581		New China Life Insurance Co. Ltd.	21,683
1,586	[1]	NMI Holdings, Inc.	36,700
52,914		Nordea Bank Abp	587,927
1,372		OFG Bancorp.	38,663
41,266		Old Republic International Corp.	1,087,359
21,200		Orient Securities Co. Ltd./China	41,328
37,400		ORIX Corp.	745,014
823		OTP Bank RT	31,687
58,385		Oversea-Chinese Banking Corp. Ltd.	503,061
115		Partners Group Holding AG	154,016
227		Pennymac Financial Services, Inc.	13,109
10,182		Ping An Insurance (Group) Co. of China Ltd.	78,701
248		Piper Jaffray Cos., Inc.	36,706
44,000		Postal Savings Bank of China Co. Ltd.	36,093
38,900		Postal Savings Bank of China Co. Ltd.	34,417
258		Powszechny Zaklad Ubezpieczen SA	1,920
276		Premier Financial Corp.	8,465
15,811		Progressive Corp., OH	1,674,859
58,840		PT Bank Central Asia	33,275
20,100		PT Bank Mandiri Tbk	10,843
7,200		PT Bank Rakyat Indonesia Tbk	2,298
592		QCR Holdings, Inc.	33,069
757		Raiffeisen Bank International AG	12,257
19,340		Rand Merchant Investment Holdings Ltd.	61,654
45,000		RHB Capital Berhad	63,386
7,339		Royal Bank of Canada	811,835
1		Safety Insurance Group, Inc.	83
1,443		Samsung Securities Co. Ltd.	50,834
18,527		Sanlam Ltd.	78,875
533		Selective Insurance Group, Inc.	44,340
2,590	[1]	Shinhan Financial Group Co. Ltd.	84,198
122,023		Sinopac Holdings Co.	74,988
34,118		SLM Corp.	672,125
32,100		Srisawad Power 1979 PCL	56,976
56,115		St. James’s Place Capital PLC	1,045,203
12,574		State Bank of India	81,137
545		Stewart Information Services Corp.	36,995
336		Stifel Financial Corp.	24,696
8,749		Suncorp Group Ltd.	69,091
57,361		Svenska Handelsbanken AB	546,904
12,362		Swiss Re AG	1,178,262
27,053		Synchrony Financial	1,157,327
3,614		The National Commercial Bank	65,704

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
3,278		The Travelers Cos., Inc.	$ 563,259
4,962		Toronto Dominion Bank	400,405
1,252		TowneBank	39,037
45		UMB Financial Corp.	4,584
500		United Overseas Bank Ltd.	11,042
1		Unum Group	28
144	[1]	Upstart Holdings, Inc.	22,751
297		UWM Holdings Corp.	1,289
88		Virtus Investment Partners, Inc.	21,175
6,554		WisdomTree Investments, Inc.	36,899
2		Woori Financial Group, Inc.	24
133	[1]	World Acceptance Corp.	26,131
89,409		Yuanta Financial Holding Co. Ltd.	79,302
		TOTAL	45,343,893
		Health Care—7.4%
57,000	[1]	3SBio, Inc.	45,340
19,870		Abbott Laboratories	2,396,719
9,856	[1,2]	Achillion Pharmaceuticals, Inc.	4,534
115	[1]	Addus Homecare Corp.	9,780
548	[1]	agilon health, Inc.	11,081
1	[1]	Alignment Healthcare, Inc.	8
303	[1]	AMN Healthcare Services, Inc.	32,160
6,955	[1]	Amneal Pharmaceuticals, Inc.	31,506
102	[1]	Amphastar Pharmaceuticals, Inc.	2,826
1,075	[1]	AnaptysBio, Inc.	32,863
1,260	[1]	Antares Pharma, Inc.	4,410
181		Anthem, Inc.	81,785
11,265	[1]	Antigenics, Inc.	30,415
985	[1]	Apria, Inc.	36,780
442	[1]	Arcus Biosciences, Inc.	16,442
1	[1]	Atea Pharmaceuticals, Inc.	6
2	[1]	Aveanna Healthcare Holdings, Inc.	10
1,349	[1]	Avid Bioservices, Inc.	27,628
96,300		Bangkok Dusit Medical Services Public Co., Ltd.	69,858
1,575	[1]	Bausch Health Cos, Inc.	37,887
7,473		Becton Dickinson & Co.	2,027,275
3,932	[1]	BioMarin Pharmaceutical, Inc.	307,168
71	[1]	Bio-Rad Laboratories, Inc., Class A	44,443
3,062	[1]	Cara Therapeutics, Inc.	31,753
861		Carl Zeiss Meditec AG	135,978
2	[1]	Catalyst Pharmaceutical Partners, Inc.	16
100		Celltrion, Inc.	13,289
6,862		Cerner Corp.	639,881
356	[1]	Certara, Inc.	9,021
100,000	[1]	China Traditional Chinese Medicine Holdings Co. Ltd.	57,104
5,624		Cipla Ltd.	69,177
2,517	[1]	Coherus Biosciences, Inc.	29,675
1	[1]	Convey Health Solutions Holdings, Inc.	6
203	[1]	Corvel Corp.	32,289

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
34,000		CSPC Pharmaceutical Group Ltd.	$ 40,248
1	[1]	Cue Health, Inc.	8
166	[1]	CureVac B.V.	2,792
691		Danaher Corp.	189,617
31	[1]	Definitive Healthcare Corp.	717
1,205		Divi’s Laboratories Ltd.	68,174
9,889		Eli Lilly & Co.	2,471,756
1	[1]	Endo International PLC	3
177		Ensign Group, Inc.	14,875
4,938	[1]	Exelixis, Inc.	101,377
326	[1]	FIGS, Inc.	5,356
325	[1]	Fulgent Genetics, Inc.	20,247
475	[1]	Genmab A/S	159,157
20,000	[1]	Genscript Biotech Corp.	79,498
59,489		GlaxoSmithKline PLC	1,231,586
1	[1]	Heron Therapeutics, Inc.	7
1	[1]	Hologic, Inc.	71
3,071		Hoya Corp.	404,542
583	[1]	IDEAYA Biosciences, Inc.	7,696
1,018	[1]	ImmunityBio, Inc.	6,963
1	[1]	Immunogen, Inc.	6
5,158	[1]	Immunovant, Inc.	28,782
463	[1]	Inari Medical, Inc.	40,735
1,962	[1]	Incyte Genomics, Inc.	134,005
97	[1]	Integer Holdings Corp.	8,135
4,264		Ipsen SA	494,869
146	[1]	iTeos Therapeutics, Inc.	5,275
962	[1]	IVERIC Bio, Inc.	15,430
3,386		Johnson & Johnson	557,234
535,700		Kalbe Farma PT	61,366
127	[1]	LHC Group, Inc.	17,294
1	[1]	Mannkind Corp.	3
361	[1]	Maravai LifeSciences Holdings, Inc.	14,104
2,054	[1]	MaxCyte, Inc.	14,296
18,902		Medipal Holdings Corp.	345,579
222	[1]	Medpace Holdings, Inc.	33,959
20,478		Medtronic PLC	2,149,985
29,365		Merck & Co., Inc.	2,248,772
182	[1]	Meridian Bioscience, Inc.	4,605
138	[1]	Mirati Therapeutics, Inc.	12,184
215	[1]	ModivCare, Inc.	25,370
276	[1]	Natera, Inc.	18,147
278	[1]	Natus Medical, Inc.	7,734
4,405	[1]	Neurocrine Biosciences, Inc.	395,877
1,094	[1]	NextGen Healthcare, Inc.	21,366
3,500		Nippon Shinyaku Co. Ltd.	229,521
253	[1]	Novavax, Inc.	21,093
10,128		Novo Nordisk A/S	1,042,903
4,663	[1]	Nuvation Bio, Inc.	23,595

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
1	[1]	Ocugen, Inc.	$ 4
6,851	[1]	Opko Health, Inc.	21,444
108	[1]	Option Care Health, Inc.	2,776
838		Organon & Co.	31,283
704		Owens & Minor, Inc.	31,082
550	[1]	Paragon 28, Inc.	8,965
80		Patterson Cos., Inc.	2,392
19,427		Pfizer, Inc.	911,903
6,885	[1,2]	Progenics Pharmaceuticals, Inc.	0
556	[1]	Progyny, Inc.	21,884
7,906	[1]	Qiagen NV	396,680
473	[1]	Quidel Corp.	50,039
257	[1]	R1 RCM, Inc.	6,988
1,913	[1]	Regeneron Pharmaceuticals, Inc.	1,182,923
673		Roche Holding AG	256,751
2,917		Roche Holding AG	1,209,432
1,796	[1]	Sangamo BioSciences, Inc.	10,507
678		SD Biosensor, Inc.	30,712
1,110		Seegene, Inc.	47,289
2,821	[1]	Seres Therapeutics, Inc.	22,568
2,626		Shanghai Fosun Pharmaceutical Co. Ltd.	10,494
29,671		Shanghai Pharmaceuticals Holding Co. Ltd.	53,444
17,912		Shionogi and Co.	1,195,110
5,350		Siemens Healthineers AG	344,806
207	[1]	Signify Health, Inc.	2,908
27,739		Sinopharm Group Co. Ltd.	66,910
135	[1]	SK Bioscience Co. Ltd.	16,588
2,660		Sonic Healthcare Ltd.	68,395
3,574		Sonova Holding AG	1,391,471
1	[1]	Sorrento Therapeutics, Inc.	3
335	[1]	Sotera Health Topco, Inc.	7,326
65,000		Sri Trang Gloves	51,260
57	[1]	Staar Surgical Co.	4,521
523		Stedim	198,960
7,257		Sun Pharmaceutical Industries Ltd.	81,322
707	[1]	Travere Therapeutics, Inc.	19,273
1,649		UCB SA	180,656
215	[1]	Ultragenyx Pharmaceutical, Inc.	14,474
1,710		UnitedHealth Group, Inc.	813,738
1,887	[1]	Vanda Pharmaceuticals, Inc.	21,436
6,433	[1]	Vertex Pharmaceuticals, Inc.	1,479,719
1,763		WuXi AppTec Co. Ltd.	25,130
4,023	[1]	WuXi PharmaTech, Inc.	33,391
		TOTAL	29,372,984
		Industrials—6.4%
82		A.P. Moller-Maersk A/S, Class B	260,002
203		Advanced Drainage System, Inc.	23,694
9,494		Airbus Group SE	1,197,604
4,001		Allison Transmission Holdings, Inc.	159,800

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
31	[1]	American Woodmark Corp.	$ 1,661
75		Apogee Enterprises, Inc.	3,380
329		Applied Industrial Technologies, Inc.	33,262
321		ArcBest Corp.	29,750
8,655		Ashtead Group PLC	558,238
293	[1]	Atkore, Inc.	29,801
19,354		AviChina Industry & Technology Co. Ltd.	11,987
68		AZZ, Inc.	3,348
22,754		Bharat Electronics Ltd.	63,836
5,247		Bidvest Group Ltd.	71,719
19	[1]	BlueLinx Holdings, Inc.	1,698
576		Boise Cascade Co.	46,045
1,159		Brenntag AG	97,303
628	[1]	Builders Firstsource, Inc.	46,736
1,241		Cadre Holdings, Inc.	27,327
660	[1]	CBIZ, Inc.	25,681
737	[1]	ChargePoint Holdings, Inc.	10,701
34,549	[1]	China COSCO Holdings Co. Ltd., Class H	69,757
34,768		China Railway Group Ltd.	20,421
59,200		China Railway Group Ltd.	58,459
73,500		China State Construction Engineering Corp. Ltd.	59,429
14,000		China State Construction International Holdings Ltd.	19,643
2,943		Cintas Corp.	1,104,567
63,820		Citic Pacific Ltd.	74,402
1,395	[1]	Clarivate PLC	20,897
172	[1]	Clean Harbors, Inc.	16,414
255		Comfort Systems USA, Inc.	21,925
4		Container Corp. of India Ltd.	32
183	[1]	Core & Main, Inc.	4,114
1,603	[1]	Cornerstone Building Brands	35,394
20,240	[1]	COSCO SHIPPING Holdings Co. Ltd.	56,785
234		CRA International, Inc.	20,786
1		Crane Co.	101
1		CSX Corp.	34
2,500		Daifuku Co.	179,460
1,027	[1]	Daseke, Inc.	12,889
25,214		Deutsche Lufthansa AG	191,988
174	[1]	Driven Brands Holdings Inc.	5,110
1,863		DSV Panalpina A/S	339,412
263		Emcor Group, Inc.	30,387
1		Emerson Electric Co.	93
106		Encore Wire Corp.	12,341
20,885		Epiroc AB	339,303
8,577		Expeditors International Washington, Inc.	886,519
6,569		Ferguson PLC	997,674
106	[1]	Fluence Energy, Inc.	1,434
4,989		Fortive Corp.	323,038
888		Geberit AG	575,854
1,912		Genco Shipping & Trading Ltd.	36,863

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
3,670		General Dynamics Corp.	$ 860,432
76	[1]	GMS, Inc.	4,123
4,986		Grupo Aeroportuario del Pacifico SA, Class B	73,024
328	[1]	GXO Logistics, Inc.	27,529
3,628		Havells India Ltd.	57,033
135		Herc Holdings, Inc.	21,481
799		Hillenbrand, Inc.	38,120
20,707		Husqvarna AB, Class B	246,789
32		Hyundai Glovis Co. Ltd.	4,692
1,023	[1]	Hyundai Merchant Marine Co., Ltd.	24,606
5,314		Indian Railway Catering & Tourism Corp., Ltd.	57,099
6,132		Ingersoll-Rand, Inc.	309,789
194	[1]	JELD-WEN Holding, Inc.	4,478
5,416		Johnson Controls International PLC	351,823
2,382		Kajima Corp.	32,071
301		KForce Com, Inc.	22,629
2,406		KION Group AG	194,730
317		Kone Corp. OYJ, Class B	18,384
630		Korn Ferry	41,744
276		Kuehne & Nagel International AG	74,495
2,090		L3Harris Technologies, Inc.	527,328
53	[1]	Legalzoom.com, Inc.	827
1,048		LG Corp.	65,660
2,506		Localiza Rent A Car SA	27,813
305	[1]	Masonite International Corp.	28,771
189	[1]	Mastec, Inc.	14,886
874		Matthews International Corp., Class A	28,999
1,621	[1]	Meritor, Inc.	57,724
73,000		Mitsubishi Electric Corp.	879,827
24,700		MonotaRO Co. Ltd.	464,200
557	[1]	MRC Global, Inc.	5,626
501		Mueller Industries, Inc.	28,582
338	[1]	MYR Group, Inc.	30,336
7,280		NIBE Industrier AB	63,797
2,949		Nordson Corp.	667,919
2,865		Northrop Grumman Corp.	1,266,731
1	[1]	Now, Inc.	9
2		nVent Electric PLC	68
63,848		Obayashi Corp.	534,801
346		Old Dominion Freight Lines, Inc.	108,654
1		Otis Worldwide Corp.	78
1		Owens Corning, Inc.	93
117	[1]	P.A.M. Transportation Services, Inc.	7,894
5,243		Parker-Hannifin Corp.	1,553,973
3		Pentair PLC	174
1		Pitney Bowes, Inc.	5
1,671	[1]	Plug Power, Inc.	42,260
12,500		Power Construction Corp of China Ltd.	15,289
9,300		Recruit Holdings Co. Ltd.	392,432

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
2,983		Robert Half International, Inc.	$ 358,825
463		Rockwool International A/S	156,533
7,812		Ryder System, Inc.	615,898
905		S1 Corp.	52,506
2,385	[1]	Samsung Engineering Co. Ltd.	46,103
3,123		Schneider Electric SA	488,293
36,887		Schneider National, Inc.	963,488
1,035		Secom Co. Ltd.	76,007
71,100		Shimizu Corp.	471,426
342	[1]	Shoals Technologies Group, Inc.	5,407
147	[1]	Siteone Landscape Supply, Inc.	25,347
118	[1]	SkyWest, Inc.	3,317
2		Smith (A.O.) Corp.	137
135		Snap-On, Inc.	28,374
12,651		Sohgo Security Services Co. Ltd.	456,723
687	[1]	SunRun, Inc.	18,741
11,551		Taisei Corp.	385,774
6,500		TBEA Co. Ltd.	20,924
533		Terex Corp.	22,002
1		Tetra Tech, Inc.	159
376		TFI International, Inc.	39,193
122		Thomson Reuters Corp.	12,336
16	[1]	Titan Machinery, Inc.	453
8,698		Trane Technologies PLC	1,338,883
265	[1]	TriNet Group, Inc.	23,137
441	[1]	TuSimple Holdings, Inc.	7,682
6		UFP Industries, Inc.	515
28	[1]	Veritiv Corp.	3,001
6,701		Wabtec Corp.	621,987
11,300		Wan Hai Lines Ltd.	75,704
21,460		Wartsila OYJ, Class B	238,156
13,809		Weg SA	78,195
79	[1]	WESCO International, Inc.	9,617
610		Wolters Kluwer NV	62,055
6,664		WSP Global, Inc.	817,608
3,500		Yamato Holdings Co. Ltd.	68,400
2,000		Zhejiang Expressway Co. Ltd.	1,805
		TOTAL	25,093,636
		Information Technology—11.0%
61,658		Acer Sertek, Inc.	64,094
578	[1]	ACI Worldwide, Inc.	19,375
333		Advanced Energy Industries, Inc.	28,588
3,077	[1]	Advanced Micro Devices, Inc.	379,517
3,326		Advantest Corp.	267,482
25	[1]	Adyen BV	51,218
78	[1]	Alarm.com Holdings, Inc.	5,135
48	[1]	Allegro MicroSystems, Inc.	1,376
468	[1]	Alpha & Omega Semiconductor Ltd.	25,164
352	[1]	Altair Engineering, Inc.	23,380

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1		Amdocs Ltd.	$ 79
1,406		Amkor Technology, Inc.	31,874
48,922		Apple, Inc.	8,078,001
10,479		Applied Materials, Inc.	1,406,282
25,000		ASE Industrial Holding Co. Ltd.	90,521
784		ASM International NV	248,368
2,126		ASML Holding N.V.	1,401,465
6,783		Asustek Computer, Inc.	89,934
1,113		Automatic Data Processing, Inc.	227,542
1		Avnet, Inc.	42
355		Bentley Systems, Inc.	13,628
771	[1]	Bill.Com Holdings, Inc.	183,405
581	[1]	Blackbaud, Inc.	36,307
439	[1]	Blackline, Inc.	33,061
70,400		BOE Technology Group Co. Ltd.	52,531
94		Brooks Automation, Inc.	8,227
20,251		Brother Industries Ltd.	369,055
4,788	[1]	BTRS Holdings, Inc.	29,207
153	[1]	C3.AI, Inc.	3,430
720	[1]	Cadence Design Systems, Inc.	109,030
740	[1]	Cambium Networks Corp.	20,579
1,565		Capgemini SE	329,389
225		Cass Information Systems, Inc.	8,906
13,218	[1]	CGI, Inc., Class A	1,083,720
34,910		Cisco Systems, Inc.	1,946,931
744	[1]	CloudFlare, Inc.	86,616
1	[1]	Colonnade Acquisition Corp	3
267	[1]	Commvault Systems, Inc.	16,797
72,537		Compal Electronics, Inc.	66,016
109		Concentrix Corp.	21,788
125	[1]	Corsair Gaming, Inc.	2,885
379		CSG Systems International, Inc.	23,392
57	[1]	Datto Holding Corp.	1,337
1,000		Delta Electronics, Inc.	8,826
3,676	[1]	Diebold Nixdorf, Inc.	31,981
358	[1]	Diodes, Inc.	32,073
128	[1]	DoubleVerify Holdings, Inc.	3,539
21,292	[1]	Duck Creek Technologies LLC	499,936
2	[1]	DXC Technology Co.	68
2	[1]	Dynatrace Holdings LLC	89
138	[1]	EPAM Systems, Inc.	28,670
1	[1]	ePlus, Inc.	47
2,456	[1]	Fortinet, Inc.	846,141
2,794		Fujitsu Ltd.	408,994
3,738	[1]	Gartner, Inc., Class A	1,048,210
66	[1]	Globalfoundries, Inc.	4,011
7,700		GoerTek, Inc.	53,895
25,367		Hon Hai Precision Industry Co. Ltd.	93,433
709	[1]	HubSpot, Inc.	372,225

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
79	[1]	Informatica, Inc.	$ 1,593
12,161		Infosys Ltd.	277,386
218	[1]	Insight Enterprises, Inc.	22,672
1	[1]	Instructure Holdings, Inc.	22
47		InterDigital, Inc.	3,028
68,000		Inventec Co. Ltd.	62,807
900		Ja Solar Technology Co. Ltd	13,649
12,549		Kingboard Chemical Holdings Ltd.	58,534
145		Kulicke & Soffa Industries	7,575
581	[1]	Kyndryl Holdings, Inc.	9,215
187		Lam Research Corp.	104,972
556	[1]	Lattice Semiconductor Corp.	34,817
69,224		Lenovo Group Ltd.	77,462
4,103	[1]	LG Display Co. Ltd.	64,175
226		LG Innotek Co., Ltd.	61,661
30,145	[1]	Lite-On Technology Corp.	73,713
7,895		Logitech International SA	591,465
1	[1]	Mandiant, Inc.	20
6,971	[1]	Manhattan Associates, Inc.	931,883
2,251		Mastercard, Inc.	812,206
383		Maximus, Inc.	30,203
207		McAfee Corp.	5,380
6,197		MediaTek, Inc.	245,657
138		Methode Electronics, Inc., Class A	6,298
23,712		Microsoft Corp.	7,084,908
11,000		Micro-Star International Co.	61,225
1,191		Mindtree Ltd.	61,856
88	[1]	N-able, Inc.	1,018
4,000		Nan Ya Printed Circuit Board Corp.	76,728
1,300		NAURA Technology Group Co. Ltd.	63,071
240	[1]	Netgear, Inc.	6,386
2,270		Nokia Oyj	12,253
3,900		Nomura Research Institute Ltd.	136,198
3,179		NVIDIA Corp.	775,199
349		NXP Semiconductors NV	66,352
2	[1]	ON Semiconductor Corp.	125
7,740		Otsuka Corp.	299,321
4,180	[1]	Palantir Technologies, Inc.	49,533
2		Paychex, Inc.	238
80	[1]	Paycor HCM, Inc.	2,246
132	[1]	Paylocity Corp.	28,042
472	[1]	PayPal Holdings, Inc.	52,831
1,697	[1]	Paysafe Ltd.	5,413
5	[1]	PC Connections, Inc.	244
7	[1]	Perficient, Inc.	713
62	[1]	Plexus Corp.	5,051
146	[1]	Procore Technologies, Inc.	9,518
794		Progress Software Corp.	35,000
2,422		Qualcomm, Inc.	416,560

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
24,317		Quanta Computer, Inc.	$ 81,379
1	[1]	Ribbon Communications, Inc.	3
19,000		Ricoh Co. Ltd.	162,284
12,225		Sage Group PLC/The	115,145
384	[1]	SailPoint Technologies Holding	15,886
5,291	[1]	Salesforce.com, Inc.	1,113,914
510		Samsung Electro-Mechanics Co.	70,605
14,787		Samsung Electronics Co. Ltd.	892,159
49		Samsung SDI Co. Ltd.	22,380
45	[1]	Sanmina Corp.	1,790
4,080		SAP SE	463,503
41	[1]	ScanSource, Inc.	1,295
109	[1]	Shift4 Payments, Inc.	5,739
3,913		Shimadzu Corp.	140,365
1,499		SK Hynix, Inc.	155,077
384	[1]	SMART Global Holdings, Inc.	10,541
504	[1]	Snowflake, Inc.	133,893
1	[1]	SPS Commerce, Inc.	130
2		SS&C Technologies Holdings, Inc.	150
8,418		STMicroelectronics N.V.	350,171
12,400		Sumisho Computer Systems Corp.	212,222
25,655		Synnex Technology International Corp.	66,288
394	[1]	Synopsys, Inc.	123,082
76,122		Taiwan Semiconductor Manufacturing Co. Ltd	1,620,793
1,602		Tata Consultancy Services Ltd.	75,500
3,617		Tech Mahindra Ltd.	67,655
9,458	[1]	Teradata Corp.	472,805
98	[1]	Thoughtworks Holding, Inc.	2,240
2,490	[1]	Trade Desk, Inc./The	212,447
6,247		Trend Micro, Inc.	349,379
267		TTEC Holdings, Inc.	21,227
104	[1]	Tucows, Inc.	6,987
768	[1]	Tyler Technologies, Inc.	328,904
2,376		Ubiquiti Networks, Inc.	603,243
580	[1]	Ultra Clean Holdings, Inc.	26,570
11,000		Unimicron Technology Corp.	100,545
67,568		United Microelectronics Corp.	125,909
382	[1]	Unity Software, Inc.	40,664
4,301		Visa, Inc., Class A	929,532
1,755		Vishay Intertechnology, Inc.	33,678
139	[1]	Wix.com Ltd.	12,730
146	[1]	Workiva, Inc.	15,374
23,000		WPG Holdings Co., Ltd.	45,771
30,870		Xerox Holdings Corp.	608,448
1,100		Yamatake-Honeywell	42,020
4,200		Yokogawa Electric Corp.	67,751
764	[1]	Zoom Video Communications, Inc.	101,306
21,600		ZTE Corp.	52,983

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,000		ZTE Corp.	$ 41,529
		TOTAL	43,208,228
		Materials—4.0%
1,972		ACC Ltd.	54,845
189		AdvanSix, Inc.	7,571
623		Alcoa Corp.	46,937
44,236	[2]	Alrosa AO	15,258
52,000	[1]	Aluminum Corp. of China Ltd.	36,493
4,789		Antofagasta PLC	96,062
15,074		ArcelorMittal SA	465,340
460	[1]	Ardagh Metal Packaging	3,823
24,700		Asahi Kasei Corp.	232,366
41,186		Asia Cement Corp.	66,264
3,039		Avery Dennison Corp.	535,472
47,978		BHP Billiton Ltd.	1,635,260
30,977		BHP Steel Ltd.	457,694
16,382		Boliden AB	727,218
477		Cabot Corp.	34,897
1,939		Celanese Corp.	270,064
7,882		Chemours Co./The	217,543
3,401	[2]	Cherepovets MK Severstal	19,179
21,877		China Hongqiao Group Ltd.	30,328
1,445	[1]	Cleveland-Cliffs, Inc.	32,310
225		Commercial Metals Corp.	8,674
8,379	[1]	Companhia Vale Do Rio Doce	154,922
1,168	[1]	Constellium SE	22,694
241	[1]	Diversey Holdings, Ltd.	2,306
30,000		Dongyue Group Ltd.	43,493
3,247		Dow, Inc.	191,443
2		Eregli Demir Ve Celik Fabrikalari T.A.S.	5
2,581		Evraz PLC	4,992
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
600	[1]	Forterra, Inc.	14,136
73,434		Fortescue Metals Group Ltd.	972,626
76,918		Glencore PLC	449,762
520		Greif, Inc.	29,598
12,559		Gujarat Ambuja Cements Ltd.	52,593
485		Hawkins, Inc.	21,951
12,786		Hindalco Industries Ltd.	97,127
670		Hyundai Steel Co.	22,370
1,329		International Paper Co.	57,851
48,078		Israel Chemicals Ltd.	548,460
2,265		James Hardie Industries PLC, GDR	74,301
20,891		Jiangxi Copper Co. Ltd.	37,536
8,863		JSW Steel Ltd.	73,878
498		Korea Kumho Petrochemical Co. Ltd.	67,659
38		L.G. Chemical Ltd.	17,910
290		Louisiana-Pacific Corp.	20,866
28,000	[1]	Minmetals Resources Ltd.	10,105

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
3,173		Mitsubishi Gas Chemical Co., Inc.	$ 56,450
4,950		Nitto Denko Corp.	361,158
362	[2]	Norilsk Nickel	28,938
23,929	[1,2]	Novolipetski Metallurgicheski Komb OAO	17,995
989		Novozymes A/S, Class B	64,312
21,604		Nuevo Grupo Mexico SA, Class B	110,356
17,432		Nutrien Ltd.	1,499,221
2		Olin Corp.	103
26,133		Orbia Advance Corp. SAB de CV	66,758
32,300		Petronas Chemicals BHD	73,461
4		Polymetal International PLC	26
274	[2]	Polyus PJSC	12,167
441		POSCO	106,011
360,000		PT Aneka Tambang Tbk	55,745
4,315		Queen’s Road Capital Investment Ltd.	2,621
1,098	[2]	Raspadskaya OJSC	2,684
11,690		Rio Tinto Ltd.	1,008,425
6,219		Rio Tinto PLC	482,692
66,277	[1,2]	Rusal	16,561
5,720		Sahara International Petrochemical Co.	71,312
3,036		Saudi Basic Industries Corp.	100,943
2	[1]	Saudi Kayan Petrochemical Co.	11
20,100		SCG Packaging Public Company Ltd.	37,683
7,623		Sealed Air Corp.	511,732
2,122		Sherwin-Williams Co.	558,362
300		Shin-Etsu Chemical Co. Ltd.	46,375
145		Shree Cement	47,349
720		Sika AG	236,581
293,436		South32 Ltd.	1,042,276
2,107		SRF Ltd.	66,829
1		SunCoke Energy, Inc.	8
111	[1]	Sylvamo Corp.	3,874
5,782		Tata Steel Ltd.	93,504
210	[1]	TimkenSteel Corp.	3,786
1,269		Tosoh Corp.	19,797
851		Trox Holdings PLC	17,275
823		Ultra Tech Cement, Ltd.	71,846
4		United Phosphorous Ltd.	36
874		United States Steel Corp.	23,782
591		Va Stahl Ag	19,252
254		Valhi, Inc.	6,469
17,421		Valvoline, Inc.	563,221
15,740		Vedanta Ltd.	79,415
619		Verso Corp.	16,410
249		Worthington Industries, Inc.	14,198
800		Zhejiang Huayou Cobalt Co. Ltd.	15,733
55,054		Zijin Mining Group Co. Ltd.	81,432
		TOTAL	15,697,357

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—1.7%
2,508		American Finance Trust, Inc.	$ 17,656
4,368		American Tower Corp.	990,968
539		Apartment Income REIT Corp.	27,818
1	[1]	Apartment Investment & Management Co., Class A	7
21,247		British Land Co. PLC/The	149,779
1,013		CareTrust REIT, Inc.	17,727
458	[1]	CBRE Group, Inc.	44,357
232,000		China Evergrande Group	47,502
2,333	[1]	Corepoint Lodging, Inc.	37,258
34,526		Country Garden Holdings Co.	26,811
37		Crown Castle International Corp.	6,164
2		Cubesmart	96
2,100		Daito Trust Construction Co. Ltd.	232,990
1,658	[1]	DigitalBridge Group, Inc.	12,020
1		Diversified Healthcare Trust	3
4		DLF Ltd.	19
2,628	[1]	Douglas Elliman, Inc.	19,815
1		Duke Realty Corp.	53
75		Equinix, Inc.	53,230
154		Extra Space Storage, Inc.	28,975
2,203		Franklin Street Properties Corp.	12,733
24,000		Franshion Properties of China Ltd.	7,985
1		Gaming and Leisure Properties, Inc.	45
499		Global Medical REIT, Inc.	7,834
25,804		Goodman Group	419,066
35,411		Greentown China Holdings Ltd.	53,109
19,741		Hopson Development Holdings Ltd.	40,469
613		Independence Realty Trust	15,491
363	[1,2]	Jinmao Property Services Co., Ltd.	2
2,087		Kite Realty Group Trust	45,768
4,221		Klepierre SA	120,109
2		Lamar Advertising Co.	218
51,274		Mapletree Logistics Trust	66,503
3,388		Mid-American Apartment Communities, Inc.	693,219
21,100		Mitsubishi Estate Co. Ltd.	322,381
721		National Storage Affiliates Trust	42,013
2		NEPI Rockcastle PLC	13
673		Newmark Group, Inc.	11,899
1,436	[1]	Opendoor Technologies, Inc.	11,991
177	[1]	Orion Office REIT, Inc.	3,014
197		Plymouth Industrial REIT, Inc.	5,138
77,000		Powerlong Real Estate Holdings Ltd.	36,755
1,140		Preferred Apartment Communities, Inc.	28,796
11,394		ProLogis, Inc.	1,661,815
2,644		Public Storage	938,673
3,349		RioCan REIT, Rights	66,372
1,300		RPT Realty	16,835
27,000		Ruentex Development Co., Ltd.	69,762
31,865		Seazen Group Ltd.	16,800

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
323		STAG Industrial, Inc.	$ 12,584
16,000		Sunac China Holdings	13,105
1,264		UMH Properties, Inc.	29,148
57,000		Yuexiu Property Co., Ltd.	57,041
		TOTAL	6,539,934
		Utilities—2.9%
2,993		Adani Gas Ltd.	63,145
151		American States Water Co.	12,708
314		Brookfield Infrastructure Corp.	22,118
792		Brookfield Renewable Corp.	29,597
202,396		CGN Power Co. Ltd.	57,172
33,000		China National Nuclear Power Co. Ltd.	38,877
162		DTE Energy Co.	19,698
4,563		Enagas SA	96,224
31,046		Endesa SA	684,345
15,086		Engie	239,447
1,200		ENN Energy Holdings Ltd.	17,415
15,154		Equatorial Energia SA	75,099
29,553		Evergy, Inc.	1,844,403
32,344	[1]	Gail India Ltd.	62,179
43,997		Hawaiian Electric Industries, Inc.	1,802,997
4,000		Huaneng Power International, Inc.	2,339
11,650		Hydro One Ltd.	287,688
5,004		Iberdrola SA	56,468
2		Indraprastha Gas Ltd.	9
123		Korea Electric Power Corp.	2,376
62,872		Kunlun Energy Co. Ltd.	61,391
1,520		Manila Electric Co.	10,915
1		Naturgy Energy Group SA	27
650		Northwest Natural Holding Co.	33,807
348		Oesterreichische Elektrizitaetswirtschafts AG	42,126
1,181,504	[2]	OJSC Inter Rao Ues	13,345
477		Otter Tail Corp.	29,507
607		Portland General Electric Co.	30,817
2		Power Grid Corp of India Ltd.	6
5,923		Public Service Enterprises Group, Inc.	383,988
53,657		Red Electrica Corporacion SA	1,068,642
31,156		RWE AG	1,449,403
10,137		Saudi Electricity Global, Class SECO AB	74,664
33,395		Southern Co.	2,162,994
112		Southwest Gas Holdings, Inc.	7,945
105		SSE PLC	2,389
7,000		Tokyo Gas Co. Ltd.	143,717
26,767		United Utilities Group PLC	384,374
		TOTAL	11,314,361
		TOTAL COMMON STOCKS (IDENTIFIED COST $226,130,934)	258,890,684

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—6.0%
		Basic Industry - Metals & Mining—0.0%
$ 100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	$ 102,355
		Capital Goods - Aerospace & Defense—0.3%
350,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	372,261
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	150,433
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	270,632
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	221,785
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	189,712
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.241% (3-month USLIBOR +1.735%), 2/15/2042	71,325
		TOTAL	1,276,148
		Capital Goods - Building Materials—0.0%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	127,200
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	292,876
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	198,816
		TOTAL	491,692
		Capital Goods - Diversified Manufacturing—0.0%
17,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	21,966
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	71,815
		TOTAL	93,781
		Communications - Cable & Satellite—0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	32,644
		Communications - Media & Entertainment—0.1%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	21,321
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	87,515
400,000		Paramount Global, Sr. Unsecd. Note, 4.750%, 5/15/2025	427,328
		TOTAL	536,164
		Communications - Telecom Wireless—0.2%
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	72,507
500,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.700%, 3/15/2032	470,587
300,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.400%, 10/15/2052	266,285
		TOTAL	809,379
		Communications - Telecom Wirelines—0.1%
364,000		AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	330,593
		Consumer Cyclical - Automotive—0.1%
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	72,674
235,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	224,453
		TOTAL	297,127
		Consumer Cyclical - Retailers—0.3%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	620,962
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	242,683
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	309,533
65,307		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	68,448
		TOTAL	1,241,626
		Consumer Cyclical - Services—0.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	202,218
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	134,801
		TOTAL	337,019
		Consumer Non-Cyclical - Food/Beverage—0.1%
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	219,432

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	$ 126,548
		TOTAL	345,980
		Consumer Non-Cyclical - Health Care—0.2%
210,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	206,903
180,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	182,437
400,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	402,156
		TOTAL	791,496
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	93,913
190,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	174,391
		TOTAL	268,304
		Consumer Non-Cyclical - Products—0.1%
220,000		Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	211,301
		Consumer Non-Cyclical - Tobacco—0.3%
EUR 870,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	1,046,812
$ 200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	216,820
		TOTAL	1,263,632
		Energy - Independent—0.1%
400,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	369,342
		Energy - Integrated—0.3%
340,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	349,257
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,239
EUR 600,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	672,985
		TOTAL	1,065,481
		Energy - Midstream—0.2%
$ 130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	128,712
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	336,591
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	84,201
		TOTAL	549,504
		Energy - Refining—0.2%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	263,695
500,000		Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	449,746
		TOTAL	713,441
		Financial Institution - Banking—0.5%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	115,314
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	311,774
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	113,476
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	262,658
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	261,194
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2070	104,562
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	50,939
400,000		Morgan Stanley, 4.300%, 1/27/2045	435,811
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	62,541
21,306	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	8,948
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	268,603
		TOTAL	1,995,820
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	146,578

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 70,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	$ 73,222
	TOTAL	219,800
	Financial Institution - Finance Companies—0.1%
400,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	374,592
	Financial Institution - Insurance - Life—0.0%
27,000	Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	35,991
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	15,550
105,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	99,914
	TOTAL	151,455
	Financial Institution - Insurance - P&C—0.2%
500,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.850%, 12/15/2051	447,751
30,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	48,230
75,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.350%, 4/30/2050	78,285
275,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.950%, 4/22/2044	305,857
	TOTAL	880,123
	Financial Institution - REIT - Apartment—0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	309,866
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	142,146
	TOTAL	452,012
	Financial Institution - REIT - Healthcare—0.1%
500,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	478,750
	Financial Institution - REIT - Office—0.1%
210,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 2.950%, 3/15/2034	205,504
	Financial Institution - REIT - Other—0.1%
90,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	95,046
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	167,033
	TOTAL	262,079
	Financial Institution - REIT - Retail—0.1%
400,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	389,189
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	30,360
	TOTAL	419,549
	Financial Institution - REITs—0.0%
70,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	69,341
	Food Products—0.0%
INR 73,689	Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	976
	Foreign-Local-Government—0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	58,821
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	115,890
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	281,920
	Technology—0.4%
$ 45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	42,075
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	244,906
320,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	357,323
280,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	289,877
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	315,994
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	394,016
	TOTAL	1,644,191

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology Services—0.1%
$ 270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	$ 257,687
	Transportation - Airlines—0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	151,444
	Transportation - Railroads—0.1%
240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	223,027
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	64,399
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	168,530
	TOTAL	232,929
	Utility - Electric—0.8%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	132,966
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	178,922
155,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	163,482
400,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 2.250%, 8/15/2031	370,568
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	291,972
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	200,926
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	402,166
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	309,613
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	163,482
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	145,754
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	196,488
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	407,623
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	148,886
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	137,929
	TOTAL	3,250,777
	Utility - Natural Gas—0.1%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	536,710
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,480,818)	23,517,606
	FOREIGN GOVERNMENTS/AGENCIES—5.3%
	Sovereign—5.3%
AUD 650,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	493,239
EUR 390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	453,493
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	787,443
CAD 480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	482,333
EUR 6,000	France, Government of, 0.500%, 5/25/2025	6,877
150,000	France, Government of, Bond, 4.500%, 4/25/2041	272,930
850,000	France, Government of, O.A.T., 5.500%, 4/25/2029	1,307,039
450,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	531,916
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	385,809
600,000	Germany, Government of, 0.250%, 2/15/2027	686,735
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	525,979
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	202,007
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	772,276
1,000,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,370,638
1,250,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	1,451,861
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	76,738
JPY 142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,428,313
185,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,805,329

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
JPY 50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	$ 436,559
155,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,623,209
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	36,975
MXN 10,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	453,542
EUR 250,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	343,213
150,000	Spain, Government of, 4.200%, 1/31/2037	232,523
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	707,309
590,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	718,628
480,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	578,239
GBP 200,000	United Kingdom, Government of, 2.750%, 9/7/2024	279,136
230,000	United Kingdom, Government of, 3.250%, 1/22/2044	398,709
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	482,737
280,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	387,133
500,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	651,755
230,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	391,084
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $20,564,499)	20,761,706
	U.S. TREASURIES—2.9%
	Treasury Inflation-Indexed Note—0.2%
$ 603,396	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2032	662,118
	U.S. Treasury Bond—0.8%
175,000	United States Treasury Bond, 1.875%, 2/15/2051	162,958
2,050,000	United States Treasury Bond, 1.875%, 11/15/2051	1,913,336
910,000	United States Treasury Bond, 2.375%, 5/15/2051	949,415
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,381
	TOTAL	3,029,090
	U.S. Treasury Note—1.9%
1,000,000	United States Treasury Note, 0.375%, 10/31/2023	983,002
400,000	United States Treasury Note, 0.500%, 11/30/2023	393,702
300,000	United States Treasury Note, 0.750%, 8/31/2026	287,167
2,400,000	United States Treasury Note, 1.125%, 10/31/2026	2,333,131
600,000	United States Treasury Note, 1.125%, 8/31/2028	574,660
700,000	United States Treasury Note, 1.250%, 12/31/2026	684,126
1,300,000	United States Treasury Note, 1.375%, 10/31/2028	1,263,809
600,000	United States Treasury Note, 1.500%, 9/15/2022	602,576
615,000	United States Treasury Note, 1.875%, 2/15/2032	617,595
	TOTAL	7,739,768
	TOTAL U.S. TREASURIES (IDENTIFIED COST $11,774,166)	11,430,976
	ASSET-BACKED SECURITIES—0.9%
	Auto Receivables—0.3%
475,000	Santander Drive Auto Receivables Trust 2020-2, Class C, 1.460%, 9/15/2025	475,259
500,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	499,216
7,658	World Omni Auto Receivables Trust 2018-B, Class A3, 2.870%, 7/17/2023	7,664
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	274,058
	TOTAL	1,256,197
	Credit Card—0.1%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	497,536
	Equipment Lease—0.3%
215,709	CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	215,196

Shares, Principal Amount or Contracts		Value
	ASSET-BACKED SECURITIES—continued
	Equipment Lease—continued
$ 500,000	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	$ 501,977
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	544,372
	TOTAL	1,261,545
	Other—0.1%
300,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	295,409
	Student Loans—0.1%
102,350	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	99,345
291,238	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	284,352
	TOTAL	383,697
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,725,784)	3,694,384
	GOVERNMENT AGENCIES—0.2%
	Federal Home Loan Bank System—0.0%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	192,729
	Federal National Mortgage Association—0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	614,606
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,912)	807,335
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
	Agency Commercial Mortgage-Backed Securities—0.2%
93,875	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	94,342
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	508,186
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $610,726)	602,528
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
	Commercial Mortgage—0.1%
255,000	Bank, Class A4, 3.488%, 11/15/2050	264,026
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	305,146
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $571,639)	569,172
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation REMIC—0.0%
829	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	917
575	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	649
847	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	939
396	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	441
648	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	728
1,240	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	1,407
	TOTAL	5,081
	Federal National Mortgage Association—0.0%
718	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	785
2,862	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	3,114
1,992	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	2,235
1,098	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	1,182
164	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	175
133	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	147
1,122	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	1,235
3,087	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	3,446
1,307	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	1,458
608	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	673

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 2,324		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	$ 2,522
		TOTAL	16,972
		Government National Mortgage Association—0.0%
3,106		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,430
1,923		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,146
4,809		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,343
6,099		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	6,806
49		Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	50
1,052		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,155
609		Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	657
205		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	225
79		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	86
1,411		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	1,546
1,277		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	1,394
42		Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	43
769		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	825
864		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	925
		TOTAL	24,631
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,565)	46,684
		WARRANT—0.0%
		Energy—0.0%
36	[1]	Nabors Industries Ltd., Warrants (IDENTIFIED COST $0)	504
		PURCHASED CALL OPTION—0.0%
48,000		Morgan Stanley EUR CALL/USD PUT, Notional Amount $9,600,000, Exercise Price $1.16, Expiration Date 3/10/2022 (IDENTIFIED COST $180)	9
		PURCHASED PUT OPTION—0.0%
1,648,500		JPM EUR PUT/USD CALL, Notional Amount $1,648,500, Exercise Price $1.099. Expiration Date 3/29/2022 (IDENTIFIED COST $7,764)	6,215
		INVESTMENT COMPANIES—18.0%
228,554		Bank Loan Core Fund	2,175,834
2,674,180		Emerging Markets Core Fund	24,335,043
14,512,513		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[5]	14,509,610
636,336	[6]	High Yield Bond Core Fund	3,856,194
2,307,074		Mortgage Core Fund	21,917,203
479,261		Project and Trade Finance Core Fund	4,179,157
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $71,536,227)	70,973,041
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $359,280,214)	391,300,844
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	2,476,865
		TOTAL NET ASSETS—100%	$393,777,709

At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	60	$12,913,594	June 2022	$28,937
1CAC 40 10-Year Euro Long Futures	21	$1,567,003	March 2022	$(37,021)
1FTSE 100 Index Long Futures	1	$99,734	March 2022	$486
1FTSE JSE Top 40 Long Futures	29	$1,306,620	March 2022	$35,634
1FTSE/MIB Index Long Futures	11	$1,567,434	March 2022	$(45,082)
[1]Hang Seng Index Long Futures	6	$869,795	March 2022	$(55,003)
1S&P 500 E-Mini Long Futures	9	$1,965,600	March 2022	$14,849
1S+P/TSX 60 IX Long Futures	9	$1,811,219	March 2022	$(20,473)
[1]United States Treasury Ultra Bond Long Futures	3	$557,812	June 2022	$8,157
Short Futures:
[1]Amsterdam Index Short Futures	20	$3,270,999	March 2022	$62,046
[1]United States Treasury Notes 5-Year Short Futures	3	$354,844	June 2022	$(2,749)
1CAN 10-Year Bond Short Futures	9	$970,438	June 2022	$(7,903)
1DAX Index Short Futures	8	$3,249,830	March 2022	$186,833
[1]Euro BTP Short Futures	14	$2,215,702	March 2022	$26,964
[1]Euro Bund Short Futures	9	$1,685,642	March 2022	$(11,765)
[1]Euro-Bobl Future Short Futures	8	$1,182,784	March 2022	$3,119
1FTSE Taiwan Index Short Futures	9	$556,219	March 2022	$15,710
1IBEX 35 Index Short Futures	22	$2,093,111	March 2022	$52,860
[1]Long GILT Short Futures	5	$825,559	June 2022	$(2,960)
1MSCI Singapore IX ETS Short Futures	79	$1,931,150	March 2022	$71,007
1TOPIX Index Short Futures	12	$1,973,818	March 2022	$60,711
[1]United States Treasury Notes 10-Year Short Futures	9	$1,146,938	June 2022	$(9,991)
[1]United States Treasury Notes 10-Year Ultra Short Futures	9	$1,271,953	June 2022	$(14,365)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$360,001
The average notional value of long and short futures contracts held by the Fund throughout the period was $25,684,178 and $27,605,374, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/9/2022	Bank of America, N.A.	78,706	AUD	$56,020	$1,148
3/9/2022	Morgan Stanley	70,269	CAD	$55,550	$(109)
3/9/2022	State Street Bank & Trust Co.	104,176	EUR	$117,485	$(647)
3/9/2022	Bank of America, N.A.	20,250	GBP	$27,537	$(371)
3/9/2022	State Street Bank & Trust Co.	20,423	GBP	$27,500	$(101)
3/9/2022	Credit Agricole CIB	40,970	GBP	$54,244	$720
3/9/2022	Credit Agricole CIB	41,000	GBP	$54,283	$721
3/9/2022	Morgan Stanley	1,170,000,000	IDR	$80,784	$616
3/9/2022	Barclays Bank PLC Wholesale	6,000,000	INR	$78,756	$826
3/9/2022	Bank of America, N.A.	3,111,825	JPY	$27,000	$71
3/31/2022	Credit Agricole CIB	700,000	EUR	$788,709	$(2,892)
4/25/2022	Bank of America, N.A.	35,000	CAD	$27,605	$12
4/25/2022	Morgan Stanley	70,615	CAD	$55,000	$720
4/27/2022	JPMorgan Chase	38,000	AUD	$27,070	$552
4/27/2022	JPMorgan Chase	57,500	AUD	$41,414	$382
5/2/2022	JPMorgan Chase	550,000	AUD	$384,906	$14,904
5/2/2022	JPMorgan Chase	1,740,000	AUD	$1,231,786	$33,069
5/2/2022	JPMorgan Chase	1,600,000	BRL	$276,250	$29,384
5/2/2022	Morgan Stanley	759,705	CAD	$600,000	$(539)
5/2/2022	Credit Agricole CIB	480,000,000	COP	$121,278	$(196)
5/2/2022	BNP Paribas SA	1,000,000,000	COP	$248,993	$3,261
5/2/2022	Credit Agricole CIB	410,185,781	JPY	$3,610,000	$(37,351)
5/3/2022	BANK OF NEW YORK	225,000	GBP	$304,161	$(2,269)
5/9/2022	Citibank N.A	6,500,000	JPY	$56,192	$432
Contracts Sold:
3/9/2022	Bank of America, N.A.	78,706	AUD	$57,480	$312
3/9/2022	Citibank N.A	70,269	CAD	$56,355	$915
3/9/2022	State Street Bank & Trust Co.	52,000	EUR	$59,488	$1,167
3/9/2022	State Street Bank & Trust Co.	52,176	EUR	$59,952	$1,434
3/9/2022	Bank of America, N.A.	40,970	GBP	$56,052	$1,088
3/9/2022	JPMorgan Chase	3,071,918	JPY	$27,000	$276
4/27/2022	Barclays Bank PLC Wholesale	38,000	AUD	$27,582	$(39)
4/27/2022	Barclays Bank PLC Wholesale	57,500	AUD	$41,736	$(60)
5/2/2022	Bank of America, N.A.	275,000	AUD	$193,868	$(6,037)
5/2/2022	State Street Bank & Trust Co.	700,000	AUD	$500,017	$(8,833)
5/2/2022	Citibank N.A	1,040,000	AUD	$740,344	$(15,661)
5/2/2022	BNP PARIBAS SA	1,600,000	BRL	$295,138	$(10,497)
5/2/2022	BNP Paribas SA	1,000,000,000	COP	$250,504	$(1,750)
5/2/2022	Credit Agricole CIB	1,400,000	EUR	$1,582,116	$8,719
5/2/2022	BANK OF NEW YORK	80,338,650	JPY	$700,000	$264
5/9/2022	BNP Paribas SA	6,500,000	JPY	$56,666	$42
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$13,683
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $(159,196) and $81,245, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2022, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
Morgan Stanley	EUR PUT/USD CALL	(48,000)	$48,000	March 2022	$1.14	$(790)
(Premium Received $173)						$(790)
The average market value of written put and call options held by the Fund throughout the period was $404 and $128, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $3,772 and $91, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options is included in “Other Assets and Liabilities–Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2022	Shares Held as of 2/28/2022	Dividend Income
Bank Loan Core Fund	$2,166,166	$27,931	$—	$(18,263)	$—	$2,175,834	228,554	$27,932
Emerging Markets Core Fund	$37,151,573	$474,164	$(11,900,000)	$(929,436)	$(461,258)	$24,335,043	2,674,180	$474,165
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$9,050,517	$31,014,598	$(25,549,247)	$(673)	$(5,585)	$14,509,610	14,512,513	$2,588
High Yield Bond Core Fund	$4,702,760	$61,099	$(796,200)	$(98,746)	$(12,719)	$3,856,194	636,336	$61,099
Mortgage Core Fund	$18,767,503	$3,687,933	$—	$(538,233)	$—	$21,917,203	2,307,074	$100,733
Project and Trade Finance Core Fund	$4,184,049	$47,535	$—	$(52,427)	$—	$4,179,157	479,261	$47,534
TOTAL OF AFFILIATED TRANSACTIONS	$76,022,568	$35,313,260	$(38,245,447)	$(1,637,778)	$(479,562)	$70,973,041	20,837,918	$714,051

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2022, these restricted securities amounted to $508, which represented 0.0% of total net assets.

Additional information on restricted securities held at February 28, 2022, is as follows:
Security	Acquisition Date	Cost	Value
XPEL, Inc.	10/12/2020	$0	$508

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$142,016,014	$—	$4,534	$142,020,548
International	15,889,801	100,828,407	151,928	116,870,136
Debt Securities:
Corporate Bonds	—	23,508,658	8,948	23,517,606
Foreign Governments/Agencies	—	20,761,706	—	20,761,706
U.S. Treasuries	—	11,430,976	—	11,430,976
Asset-Backed Securities	—	3,694,384	—	3,694,384
Government Agencies	—	807,335	—	807,335
Commercial Mortgage-Backed Securities	—	602,528	—	602,528
Collateralized Mortgage Obligations	—	569,172	—	569,172
Mortgage-Backed Securities	—	46,684	—	46,684
Warrant	504	—	—	504
Purchased Call Option	—	9	—	9
Purchased Put Option	—	6,215	—	6,215
Investment Companies[1]	66,793,884	—	—	70,973,041
TOTAL SECURITIES	$224,700,203	$162,256,074	$165,410	$391,300,844
Other Financial Instruments:
Assets
Futures Contracts	$567,313	$—	$—	$567,313
Foreign Exchange Contracts	—	101,035	—	101,035
Liabilities
Futures Contracts	(207,312)	—	—	(207,312)
Foreign Exchange Contracts	—	(87,352)	—	(87,352)
Written Options Contracts	—	(790)	—	(790)
TOTAL OTHER FINANCIAL INSTRUMENTS	$360,001	$12,893	$—	$372,894

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company value at $4,179,157 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of
Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
COP	—Colombian Peso
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit